REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the management of TruPS Financials Note Securitization 2017-2 Ltd, TruPS Financials Note Securitization 2017-2 LLC and EJF CDO Manager LLC:

We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2017-2 Ltd hereto (the “Issuer”), TruPS Financials Note Securitization 2017-2 LLC (the “Co-Issuer”), EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and Co-Issuer, the “Specified Parties”), solely to assist the Specified Parties with certain procedures described in section 3.1(xiii) of the Indenture expected to be dated October 17, 2017 (the “Indenture”). The Specified Parties are responsible for the completeness, accuracy, and reliability of the information disclosed in the Closing Date Collateral Data File (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed were as follows:

On September 5, 2017, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Schedule I of the Indenture. The Collateral Manager provided us with periodic updates received up to and including September 20, 2017 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “recomputed” means, if applicable, we validated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P

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Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, Grant Thornton LLP performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ
2	Holding Company	Security agreements, S&P Capital IQ
3	Type of Company	S&P Capital IQ
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports, cash flow model
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents. We noted no unresolved discrepancies between the Closing Date Collateral Data File and the Source Documents.

We were not engaged to and did not conduct an examination or a review of the Closing Date Collateral Data File, the objective of which is the expression of opinion or limited assurance on the financial information or a part thereof. Accordingly, we do not express such an opinion or limited assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Grant Thornton LLP

September 20, 2017

Grant Thornton LLP U.S. member firm of Grant Thornton International Ltd

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Appendix A

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Security Number	CUSIP	Holding Company
1	33648EAB4	1st Source Corporation
2	02567XAA6	American Equity Investment Life Insurance Company
3	02567L9F3	American Equity Investment Life Insurance Company
4	02604Y9Z6	Cameron Associates, Inc.
5	469249AA4	Ameris Bancorp
6	0401579Z4	Argo Group International Holdings, Ltd
7	04899ABR3	Atlantic American/Delta Group
8	06653KAA0	Banner Corporation
9	0737109Z0	Beal Financial Corporation
10	114820AA1	Brotherhood Mutual Insurance Company
11	05699ACY6	Builders Insurance (A Mutual Captive Company)
12	089083AA7	IFG Companies
13	29255RAB7	Cadence Bancorp, LLC
14	29255RAA9	Cadence Bancorp, LLC
15	149350AA8	Catskill Hudson Bancorp, Inc
16	6734129Z7	Oakland Financial Corporation
17	12599EQE4	Citizens Community Bancorp, Inc.
18	20399AJM7	Community First, Inc.
19	02399AKF8	Congressional Bancshares, Inc.
20	23426Z9Z5	Dakota Truck Underwriters & Risk Administration Services
21	24299ABE6	Helios Financial Holdings Corp.
22	26999AGC3	E*TRADE Financial Corporation
23	33583Z9Z3	AmTrust Financial Services, Inc.
24	33774Z9Z2	Fishback Financial Corporation
25	33847AAA3	Flagstar Bancorp, Inc.
26	33799AMW0	Flagstar Bancorp, Inc.
27	356620AA2	Freeport Bancshares, Inc.
28	37637R9Z8	Glacier Bancorp, Inc.
29	70336QAA8	Green Bancorp, Inc.
30	42235KAA2	Heartland Financial USA, Inc.
31	45699AAD0	Indiana Lumbermens Mutual Insurance Company
32	96799ABP4	ICW Group Holdings, Inc.
33	45999AFK6	IFIC Surety Group, Inc.
34	5146089A8	Lancer Financial Group, Inc.
35	51507BAA4	Landmark Bancshares, Inc.
36	56299ACN7	Manhattan Life Group, Inc.
37	55276EAA8	MB Financial, Inc.
38	58319P9A8	Fosun International Holdings Ltd
39	55299ANR8	Mutual Risk Retention Group, Inc.
40	31799AED5	Meta Financial Group, Inc.
41	60447L108	MINT Holdings, Inc.
42	18199AAD2	Chandler Insurance Company, Ltd
43	12613WAC7	NBT Bancorp Inc.
44	6447229Z5	Bar Harbor Bankshares
45	291230AA8	New York Private Bank & Trust
46	291230AA8	New York Private Bank & Trust
47	291230AA8	New York Private Bank & Trust

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48	748559AA9	Quincy Mutual Fire Insurance Company
49	75874LAB4	Regal Bancorp, Inc.
50	76848MAA5	River Valley Bancorporation, Inc.
51	76848UAA7	River Valley Bancorporation, Inc.
52	14056CAA5	PacWest Bancorp
53	709026AB4	Pennsylvania National Mutual Casualty Insurance Company
54	7863759Z0	Safe Auto Insurance Group, Inc.
55	81441Z9Z4	Security Mutual Insurance Company
56	818117AA1	Severn Bancorp, Inc.
57	84599ABR8	Veritex Holdings Inc.
58	8460299A6	Veritex Holdings Inc.
59	85999ABF7	Umpqua Holdings Corporation
60	49899ADS4	Umpqua Holdings Corporation

Grant Thornton LLP U.S. member firm of Grant Thornton International Ltd